Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives Intangible Assets, Net - Licensed digital assets [Member]	Sep. 30, 2024
Minimum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful life	3 years
Maximum [Member]
Schedule of Estimated Useful Lives Intangible Assets, Net [Line Items]
Estimated useful life	5 years